UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-01545
Investment Company Act File Number

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Option Income Fund

Eaton Vance Risk-Managed Equity Option Income Fund

Eaton Vance Risk-Managed Equity Option Income Fund	as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	32,056	$2,325,663
Lockheed Martin Corp.	17,739	1,379,384

		$3,705,047

Air Freight & Logistics — 0.6%
FedEx Corp.	16,447	$1,394,048

		$1,394,048

Beverages — 2.4%
Coca-Cola Co. (The)	40,363	$2,127,937
PepsiCo, Inc.	50,798	3,173,351

		$5,301,288

Biotechnology — 1.6%
Amgen, Inc.(1)	44,777	$2,534,826
Celgene Corp.(1)	15,372	914,941

		$3,449,767

Capital Markets — 3.1%
Goldman Sachs Group, Inc.	25,384	$3,968,789
Northern Trust Corp.	32,601	1,737,307
State Street Corp.	27,698	1,243,917

		$6,950,013

Chemicals — 0.3%
Monsanto Co.	10,499	$741,754

		$741,754

Commercial Banks — 3.0%
PNC Financial Services Group, Inc.	29,045	$1,561,459
U.S. Bancorp	63,862	1,571,644
Wells Fargo & Co.	130,970	3,580,720

		$6,713,823

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	64,128	$2,117,507

		$2,117,507

Communications Equipment — 2.6%
Cisco Systems, Inc.(1)	186,806	$4,544,990
QUALCOMM, Inc.	36,252	1,330,086

		$5,875,076

Computers & Peripherals — 6.0%
Apple, Inc.(1)	26,308	$5,383,143
Hewlett-Packard Co.	67,668	3,436,857
International Business Machines Corp.	35,374	4,498,158

		$13,318,158

Consumer Finance — 0.6%
American Express Co.	35,845	$1,368,920

		$1,368,920

Diversified Financial Services — 4.0%
Bank of America Corp.	217,711	$3,627,065
JPMorgan Chase & Co.	123,653	5,189,717

		$8,816,782

1

Security	Shares	Value
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	114,960	$2,852,158
Verizon Communications, Inc.	64,969	1,879,553

		$4,731,711

Electric Utilities — 1.4%
American Electric Power Co., Inc.	63,661	$2,140,283
FirstEnergy Corp.	24,952	964,395

		$3,104,678

Electrical Equipment — 1.2%
Emerson Electric Co.	53,634	$2,539,034

		$2,539,034

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	142,619	$2,514,373

		$2,514,373

Energy Equipment & Services — 1.3%
Halliburton Co.	53,522	$1,613,688
Schlumberger, Ltd.	19,735	1,205,809

		$2,819,497

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	47,180	$1,592,325
Wal-Mart Stores, Inc.	69,292	3,746,618

		$5,338,943

Food Products — 2.2%
Kellogg Co.	30,741	$1,603,143
Nestle SA	67,741	3,372,152

		$4,975,295

Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	40,604	$2,311,586
Boston Scientific Corp.(1)	149,054	1,153,678
Covidien PLC	51,339	2,521,772
Zimmer Holdings, Inc.(1)	20,625	1,182,431

		$7,169,467

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	43,726	$1,226,077
Fresenius Medical Care AG & Co. KGaA ADR	23,609	1,234,751

		$2,460,828

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	34,933	$1,256,190
McDonald’s Corp.	38,728	2,472,783

		$3,728,973

Household Products — 3.4%
Colgate-Palmolive Co.	50,030	$4,149,488
Procter & Gamble Co.	54,312	3,436,863

		$7,586,351

Industrial Conglomerates — 2.4%
General Electric Co.	336,700	$5,407,402

		$5,407,402

Insurance — 2.3%
Lincoln National Corp.	45,613	$1,148,536
MetLife, Inc.	43,221	1,572,812
Prudential Financial, Inc.	45,576	2,388,638

		$5,109,986

2

Security	Shares	Value
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)	18,328	$2,170,035

		$2,170,035

Internet Software & Services — 1.6%
Google, Inc., Class A(1)	6,743	$3,552,212

		$3,552,212

IT Services — 0.9%
MasterCard, Inc., Class A	9,035	$2,027,183

		$2,027,183

Machinery — 3.1%
Danaher Corp.	27,967	$2,068,719
Deere & Co.	33,881	1,941,381
Illinois Tool Works, Inc.	37,607	1,711,871
PACCAR, Inc.	31,846	1,125,756

		$6,847,727

Media — 0.5%
Walt Disney Co. (The)	38,053	$1,188,776

		$1,188,776

Metals & Mining — 2.9%
BHP Billiton, Ltd. ADR	15,531	$1,138,888
Freeport-McMoRan Copper & Gold, Inc.	13,804	1,037,509
Goldcorp, Inc.	83,963	3,172,122
United States Steel Corp.	19,380	1,025,977

		$6,374,496

Multi-Utilities — 1.9%
PG&E Corp.	51,665	$2,165,797
Public Service Enterprise Group, Inc.	71,661	2,129,765

		$4,295,562

Multiline Retail — 0.8%
Target Corp.	34,720	$1,788,774

		$1,788,774

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	50,437	$3,537,147
Apache Corp.	27,723	2,873,212
Chevron Corp.	59,003	4,265,917
Exxon Mobil Corp.	46,773	3,040,245
Hess Corp.	43,607	2,564,091
Occidental Petroleum Corp.	32,840	2,622,274
Peabody Energy Corp.	24,374	1,120,473

		$20,023,359

Personal Products — 0.5%
Avon Products, Inc.	34,472	$1,049,328

		$1,049,328

Pharmaceuticals — 6.9%
Abbott Laboratories	55,035	$2,987,300
Bristol-Myers Squibb Co.	77,973	1,911,118
Johnson & Johnson	41,525	2,616,075
Merck & Co., Inc.	65,018	2,397,864
Pfizer, Inc.	211,102	3,704,840
Teva Pharmaceutical Industries, Ltd. ADR	27,006	1,620,630

		$15,237,827

3

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	11,024	$897,574
Boston Properties, Inc.	13,017	884,245

		$1,781,819

Road & Rail — 0.8%
CSX Corp.	39,089	$1,855,164

		$1,855,164

Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding NV ADR	68,598	$2,114,876
Intel Corp.	86,895	1,783,955

		$3,898,831

Software — 3.7%
Microsoft Corp.	192,380	$5,513,611
Oracle Corp.	113,119	2,788,383

		$8,301,994

Specialty Retail — 4.3%
Best Buy Co., Inc.	50,708	$1,850,842
Gap, Inc. (The)	49,499	1,064,229
Home Depot, Inc.	90,962	2,838,014
Staples, Inc.	84,312	2,171,877
TJX Companies, Inc. (The)	40,785	1,697,880

		$9,622,842

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	33,506	$2,265,006

		$2,265,006

Tobacco — 0.9%
Philip Morris International, Inc.	40,386	$1,978,106

		$1,978,106

Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A(1)	27,685	$1,181,042

		$1,181,042

Total Common Stocks (identified cost $199,062,623)		$212,678,804

Put Options Purchased — 3.6%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	107	$1,025	6/19/10	$260,010
S&P 500 Index	329	1,050	6/19/10	954,100
S&P 500 Index	258	1,075	6/19/10	985,560
S&P 500 Index	55	1,050	9/18/10	266,200
S&P 500 Index	914	1,075	9/18/10	5,301,200
S&P 500 Index	44	1,100	9/18/10	301,400

Total Put Options Purchased (identified cost $12,552,271)				$8,068,470

Total Investments — 99.2% (identified cost $211,614,894)				$220,747,274

4

Call Options Written — (1.0)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	350	$1,090	3/20/10	$(945,000)
S&P 500 Index	425	1,105	3/20/10	(722,500)
S&P 500 Index	475	1,115	3/20/10	(546,250)
S&P 500 Index	169	1,125	3/20/10	(131,820)

				$(2,345,570)

Total Call Options Written (premiums received $2,596,984)				$(2,345,570)

Put Options Written — (0.0)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Comcast Corp., Class A	1,070	$15.00	4/17/10	$(19,260)

Total Put Options Written (premiums received $53,735)				$(19,260)

Other Assets, Less Liabilities — 1.8%				$4,066,658

Net Assets — 100.0%				$222,449,102

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)		Non-income producing security.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$209,083,032

Gross unrealized appreciation	$18,024,231
Gross unrealized depreciation	(6,359,989)

Net unrealized appreciation	$11,664,242

Written call and put options activity for the fiscal year to date ended February 28, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	863	$1,599,469
Options written	5,370	7,536,184
Options terminated in closing purchase transactions	(2,805)	(5,621,853)
Options expired	(939)	(863,081)

Outstanding, end of period	2,489	$2,650,719

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 28, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying individual stock decline below the exercise price.

At February 28, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $8,068,470 and $2,364,830, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At February 28, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$20,764,406	$—		$—	$20,764,406
Consumer Staples	22,857,160	3,372,152		—	26,229,312
Energy	22,842,856	—		—	22,842,856
Financials	30,741,342	—		—	30,741,342
Health Care	28,317,889	—		—	28,317,889
Industrials	23,865,928	—		—	23,865,928
Information Technology	39,487,828	—		—	39,487,828
Materials	7,116,251	—		—	7,116,251
Telecommunication Services	5,912,753	—		—	5,912,753
Utilities	7,400,239	—		—	7,400,239

Total Common Stocks	$209,306,652	$3,372,152	*	$—	$212,678,804

Put Options Purchased	$8,068,470	$—		$—	$8,068,470

Total Investments	$217,375,122	$3,372,152		$—	$220,747,274

Liability Description

Call Options Written	$(2,345,570)	$—		$—	$(2,345,570)
Put Options Written	(19,260)	—		—	(19,260)

Total	$(2,364,830)	$—		$—	$(2,364,830)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance Enhanced Equity Option Income Fund	as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%(1)

Security	Shares	Value
Aerospace & Defense — 1.9%
General Dynamics Corp.	1,183	$85,827
Lockheed Martin Corp.	808	62,830

		$148,657

Air Freight & Logistics — 0.7%
FedEx Corp.	641	$54,331

		$54,331

Beverages — 2.5%
Coca-Cola Co. (The)	1,466	$77,288
PepsiCo, Inc.	1,905	119,005

		$196,293

Biotechnology — 1.6%
Amgen, Inc.(2)	1,549	$87,689
Celgene Corp.(2)	658	39,164

		$126,853

Capital Markets — 3.3%
Goldman Sachs Group, Inc.	938	$146,656
Northern Trust Corp.	1,184	63,095
State Street Corp.	973	43,698

		$253,449

Chemicals — 0.4%
Monsanto Co.	436	$30,803

		$30,803

Commercial Banks — 2.8%
PNC Financial Services Group, Inc.	894	$48,061
U.S. Bancorp	1,868	45,972
Wells Fargo & Co.	4,447	121,581

		$215,614

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	2,441	$80,602

		$80,602

Communications Equipment — 2.7%
Cisco Systems, Inc.(2)	6,553	$159,435
QUALCOMM, Inc.	1,315	48,247

		$207,682

Computers & Peripherals — 6.0%
Apple, Inc.(2)	914	$187,023
Hewlett-Packard Co.	2,370	120,372
International Business Machines Corp.	1,238	157,424

		$464,819

Consumer Finance — 0.5%
American Express Co.	1,077	$41,131

		$41,131

Diversified Financial Services — 4.3%
Bank of America Corp.	8,552	$142,476
JPMorgan Chase & Co.	4,609	193,440

		$335,916

Security	Shares	Value
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	4,791	$118,865
Verizon Communications, Inc.	2,387	69,056

		$187,921

Electric Utilities — 1.3%
American Electric Power Co., Inc.	2,312	$77,729
FirstEnergy Corp.	603	23,306

		$101,035

Electrical Equipment — 1.2%
Emerson Electric Co.	1,917	$90,751

		$90,751

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	5,154	$90,865

		$90,865

Energy Equipment & Services — 1.7%
Halliburton Co.	1,920	$57,888
Schlumberger, Ltd.	1,139	69,593

		$127,481

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	1,800	$60,750
Wal-Mart Stores, Inc.	2,516	136,040

		$196,790

Food Products — 1.9%
Kellogg Co.	1,127	$58,773
Nestle SA	1,789	89,057

		$147,830

Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	1,203	$68,487
Boston Scientific Corp.(2)	5,109	39,544
Covidien PLC	1,961	96,324
Zimmer Holdings, Inc.(2)	766	43,915

		$248,270

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	2,226	$62,417
Fresenius Medical Care AG & Co. KGaA ADR	777	40,637

		$103,054

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	1,316	$47,324
McDonald’s Corp.	1,252	79,940

		$127,264

Household Products — 3.8%
Colgate-Palmolive Co.	1,712	$141,993
Procter & Gamble Co.	2,436	154,150

		$296,143

Industrial Conglomerates — 2.5%
General Electric Co.	12,226	$196,350

		$196,350

Insurance — 2.5%
Lincoln National Corp.	1,655	$41,673
MetLife, Inc.	1,663	60,516
Prudential Financial, Inc.	1,700	89,097

		$191,286

Security	Shares	Value
Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(2)	754	$89,274

		$89,274

Internet Software & Services — 1.6%
Google, Inc., Class A(2)	237	$124,852

		$124,852

IT Services — 1.1%
MasterCard, Inc., Class A	362	$81,222

		$81,222

Machinery — 3.3%
Danaher Corp.	966	$71,455
Deere & Co.	1,101	63,087
Illinois Tool Works, Inc.	1,738	79,114
PACCAR, Inc.	1,176	41,572

		$255,228

Media — 0.6%
Walt Disney Co. (The)	1,427	$44,579

		$44,579

Metals & Mining — 3.2%
BHP Billiton, Ltd. ADR	565	$41,431
Freeport-McMoRan Copper & Gold, Inc.	517	38,858
Goldcorp, Inc.	3,477	131,361
United States Steel Corp.	734	38,858

		$250,508

Multi-Utilities — 2.0%
PG&E Corp.	1,876	$78,642
Public Service Enterprise Group, Inc.	2,602	77,331

		$155,973

Multiline Retail — 0.7%
Target Corp.	1,057	$54,457

		$54,457

Oil, Gas & Consumable Fuels — 9.3%
Anadarko Petroleum Corp.	2,072	$145,309
Apache Corp.	976	101,153
Chevron Corp.	2,137	154,505
Exxon Mobil Corp.	1,435	93,275
Hess Corp.	1,601	94,139
Occidental Petroleum Corp.	1,157	92,386
Peabody Energy Corp.	871	40,040

		$720,807

Personal Products — 0.5%
Avon Products, Inc.	1,328	$40,424

		$40,424

Pharmaceuticals — 7.0%
Abbott Laboratories	2,244	$121,804
Bristol-Myers Squibb Co.	2,877	70,515
Johnson & Johnson	1,231	77,553
Merck & Co., Inc.	2,151	79,329
Pfizer, Inc.	7,029	123,359
Teva Pharmaceutical Industries, Ltd. ADR	1,104	66,251

		$538,811

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	299	$24,345
Boston Properties, Inc.	380	25,813

		$50,158

Road & Rail — 0.7%
CSX Corp.	1,094	$51,921

		$51,921

Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV ADR	2,171	$66,932
Intel Corp.	3,042	62,452

		$129,384

Software — 4.0%
Microsoft Corp.	7,352	$210,708
Oracle Corp.	3,974	97,959

		$308,667

Specialty Retail — 4.5%
Best Buy Co., Inc.	1,739	$63,473
Gap, Inc. (The)	2,042	43,903
Home Depot, Inc.	3,023	94,318
Staples, Inc.	3,093	79,676
TJX Companies, Inc. (The)	1,626	67,690

		$349,060

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	1,257	$84,973

		$84,973

Tobacco — 1.0%
Philip Morris International, Inc.	1,567	$76,752

		$76,752

Wireless Telecommunication Services — 0.6%
American Tower Corp., Class A(2)	1,042	$44,452

		$44,452

Total Common Stocks (identified cost $6,798,698)		$7,712,692

Total Investments — 99.6% (identified cost $6,798,698)		$7,712,692

Covered Call Options Written — (0.8)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Amazon.com, Inc.	7	$125.00	3/20/10	$(728)
American Electric Power Co., Inc.	4	34.00	3/20/10	(140)
American Express Co.	10	42.00	4/17/10	(300)
American Tower Corp., Class A	10	45.00	3/20/10	(150)
Amgen, Inc.	15	57.50	3/20/10	(1,125)
Anadarko Petroleum Corp.	20	70.00	3/20/10	(4,520)
Apple, Inc.	8	210.00	3/20/10	(2,080)
AT&T, Inc.	46	26.00	4/17/10	(736)
AvalonBay Communities, Inc.	2	85.00	4/17/10	(364)
Avon Products, Inc.	13	32.00	3/20/10	(195)
Bank of America Corp.	85	17.00	4/17/10	(5,610)
Baxter International, Inc.	12	60.00	4/17/10	(540)
Best Buy Co., Inc.	17	38.00	4/17/10	(1,462)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Boston Properties, Inc.	3	$70.00	3/20/10	$(315)
Bristol-Meyers Squibb Co.	28	26.00	4/17/10	(420)
Carnival Corp.	12	35.00	3/20/10	(1,560)
Celgene Corp.	6	65.00	4/17/10	(300)
Chevron Corp.	18	85.00	3/20/10	(54)
Cisco Systems, Inc.	64	25.00	4/17/10	(2,944)
Colgate-Palmolive Co.	16	85.00	3/20/10	(800)
Covidien PLC	19	52.50	3/20/10	(95)
CSX Corp.	10	48.00	3/20/10	(960)
CVS Caremark Corp.	18	36.00	4/17/10	(612)
Danaher Corp.	8	80.00	3/20/10	(40)
Deere & Co.	11	60.00	4/17/10	(1,496)
Emerson Electric Co.	18	48.00	3/20/10	(1,170)
Exxon Mobil Corp.	13	70.00	4/17/10	(377)
FedEx Corp.	6	85.00	3/20/10	(1,320)
Freeport-McMoRan Copper & Gold, Inc.	5	85.00	3/20/10	(140)
General Dynamics Corp.	11	75.00	3/20/10	(495)
General Electric Co.	91	17.00	4/17/10	(2,184)
Goldman Sachs Group, Inc.	9	170.00	4/17/10	(1,665)
Google, Inc., Class A	2	570.00	3/20/10	(112)
Halliburton Co.	18	33.00	3/20/10	(225)
Home Depot, Inc.	29	31.00	3/20/10	(1,682)
Intel Corp.	30	22.00	4/17/10	(780)
International Business Machines Corp.	12	130.00	4/17/10	(1,980)
Johnson & Johnson	12	65.00	4/17/10	(636)
JPMorgan Chase & Co.	46	44.00	4/17/10	(4,416)
Lockheed Martin Corp.	8	80.00	4/17/10	(1,040)
MasterCard, Inc., Class A	3	240.00	4/17/10	(765)
McDonald’s Corp.	12	65.00	3/20/10	(516)
MetLife, Inc.	16	37.00	4/17/10	(2,160)
Monsanto Co.	4	80.00	4/17/10	(160)
State Street Corp.	9	49.00	3/20/10	(117)
Target Corp.	10	52.50	4/17/10	(1,130)
TJX Companies, Inc. (The)	15	40.00	3/20/10	(2,925)
U.S. Bancorp	18	25.00	3/20/10	(774)
Verizon Communications, Inc.	23	30.00	4/17/10	(552)
Wal-Mart Stores, Inc.	21	55.00	3/20/10	(588)
Walt Disney Co. (The)	14	33.00	4/17/10	(364)
Waste Management, Inc.	23	35.00	4/17/10	(460)
Wells Fargo & Co.	43	30.00	4/17/10	(1,333)

Total Covered Call Options Written (premiums received $62,971)				$(57,612)

Put Options Written — (0.0)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Comcast Corp., Class A	40	$15.00	4/17/10	$(720)

Total Put Options Written (premiums received $2,009)				$(720)

Other Assets, Less Liabilities — 1.2%				$90,963

Net Assets — 100.0%				$7,745,323

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at February 28, 2010 has been pledged as collateral for such written option.

(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,056,974

Gross unrealized appreciation	$710,811
Gross unrealized depreciation	(55,093)

Net unrealized appreciation	$655,718

Written call and put options activity for the fiscal year to date ended February 28, 2010 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	640	$49,544
Options written	2,211	139,241
Options terminated in closing purchase transactions	(643)	(50,505)
Options exercised	(20)	(835)
Options expired	(1,165)	(72,465)

Outstanding, end of period	1,023	$64,980

At February 28, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying individual stock decline below the exercise price.

At February 28, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $58,332.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$749,607	$—		$—	$749,607
Consumer Staples	865,175	89,057		—	954,232
Energy	848,288	—		—	848,288
Financials	1,087,554	—		—	1,087,554
Health Care	1,016,988	—		—	1,016,988
Industrials	877,840	—		—	877,840
Information Technology	1,407,491	—		—	1,407,491
Materials	281,311	—		—	281,311
Telecommunication Services	232,373	—		—	232,373
Utilities	257,008	—		—	257,008

Total Common Stocks	$7,623,635	$89,057	*	$—	$7,712,692

Total Investments	$7,623,635	$89,057		$—	$7,712,692

Liability Description

Covered Call Options Written	$(57,612)	$—		$—	$(57,612)
Put Options Written	(720)	—		—	(720)

Total	$(58,332)	$—		$—	$(58,332)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	April 26, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 26, 2010